SUMMARY OF ACCOUNTING POLICIES - Summary of earnings per share (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Weighted-average common shares outstanding (basic)	6,585,061	6,863,238	7,415,768
Dilutive effect of assumed exercise of stock options	29,997	5,972	6,251
Weighted-average common shares outstanding (diluted)	6,615,058	6,869,210	7,422,019